UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05385

Deutsche DWS Value Series, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2018

Semiannual Report

to Shareholders

DWS CROCI® Equity Dividend Fund

(formerly Deutsche CROCI® Equity Dividend Fund)

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Manager
8	Portfolio Summary
10	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights

24	Notes to Financial Statements
34	Information About Your Fund’s Expenses
36	Advisory Agreement Board Considerations and Fee Evaluation
41	Account Management Resources
43	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

The Fund will be managed using the CROCI® Investment Process which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS CROCI® Equity Dividend Fund

Letter to Shareholders

Dear Shareholder:

As you know, we as Deutsche Asset Management adopted our existing European brand, DWS, globally, earlier this year. In connection with that change, “DWS” will now replace “Deutsche” in most of our open-end mutual fund names, including share classes for certain money market funds which previously included the “Deutsche” in their names.

Building on more than 60 years of experience and a reputation for excellence in Germany and across Europe, DWS is known for the values that we see as core elements to our investors’ success: Excellence, Entrepreneurship, Sustainability and Integrity. We aim to demonstrate these qualities in all that we do.

Please remember that, as part of this name change, our website also has a new address: DWS.com. For your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. As always, we invite you to visit us online frequently to access the most current insights from our CIO, economists and investment specialists.

Thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions for many years to come.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS CROCI® Equity Dividend Fund	|	3

Performance Summary	May 31, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/18
Unadjusted for Sales Charge	–1.91%	7.88%	9.60%	4.74%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–7.55%	1.67%	8.31%	4.13%
S&P 500® Index†	3.16%	14.38%	12.98%	9.14%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.79%	10.55%	5.35%
Adjusted for the Maximum Sales Charge (max 5.75% load)		4.42%	9.25%	4.73%
S&P 500® Index†		13.99%	13.31%	9.49%

Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/18
Unadjusted for Sales Charge	–1.87%	7.90%	9.64%	4.85%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–4.33%	5.20%	9.09%	4.59%
S&P 500® Index†	3.16%	14.38%	12.98%	9.14%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.82%	10.60%	5.46%
Adjusted for the Maximum Sales Charge (max 2.50% load)		8.05%	10.04%	5.19%
S&P 500® Index†		13.99%	13.31%	9.49%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/18
Unadjusted for Sales Charge	–2.27%	7.05%	8.77%	3.95%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–3.24%	7.05%	8.77%	3.95%
S&P 500® Index†	3.16%	14.38%	12.98%	9.14%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		9.96%	9.71%	4.56%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		9.96%	9.71%	4.56%
S&P 500® Index†		13.99%	13.31%	9.49%

4	|	DWS CROCI® Equity Dividend Fund

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/18
No Sales Charges	–2.04%	7.58%	9.33%	4.45%
S&P 500® Index†	3.16%	14.38%	12.98%	9.14%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		10.51%	10.28%	5.06%
S&P 500® Index†		13.99%	13.31%	9.49%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 5/31/18
No Sales Charges		–1.72%	8.26%	7.20%
S&P 500® Index†		3.16%	14.38%	11.92%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges			11.19%	8.13%
S&P 500® Index†			13.99%	11.61%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/18
No Sales Charges	–1.78%	8.12%	9.87%	4.98%
S&P 500® Index†	3.16%	14.38%	12.98%	9.14%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		11.07%	10.83%	5.59%
S&P 500® Index†		13.99%	13.31%	9.49%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/18
No Sales Charges	–1.78%	8.14%	9.88%	5.07%
S&P 500® Index†	3.16%	14.38%	12.98%	9.14%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		11.09%	10.84%	5.68%
S&P 500® Index†		13.99%	13.31%	9.49%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

DWS CROCI® Equity Dividend Fund	|	5

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2018 are 1.03%, 1.15%, 1.81%, 1.46%, 0.68%, 0.80% and 0.78% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of DWS CROCI® Equity Dividend Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.

Prior to April 1, 2014, the Fund had a different investment management team that operated with a different investment strategy. Performance prior to April 1, 2014 would have been different if the Fund’s current strategy had been in effect.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

6	|	DWS CROCI® Equity Dividend Fund

*	Class R6 shares commenced operations on March 2, 2015.

†	The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
5/31/18	$55.95	$55.96	$55.74	$55.81	$56.03	$55.97	$55.99
11/30/17	$57.53	$57.52	$57.31	$57.39	$57.60	$57.55	$57.57
Distribution Information as of 5/31/18
Income Dividends, Six Months	$.49	$.49	$.27	$.42	$.59	$.56	$.56

DWS CROCI® Equity Dividend Fund	|	7

Portfolio Manager

Di Kumble, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.

–	Portfolio Manager: New York.

–	BS, Beijing University; PhD in Chemistry, Princeton University.

Portfolio Summary		(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	5/31/18	11/30/17
Common Stocks	100%	100%
Cash Equivalents	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents)	5/31/18	11/30/17
Consumer Staples	24%	21%
Health Care	20%	14%
Industrials	17%	17%
Utilities	13%	15%
Consumer Discretionary	8%	13%
Financials	8%	5%
Information Technology	5%	12%
Materials	5%	3%
	100%	100%

8	|	DWS CROCI® Equity Dividend Fund

Ten Largest Equity Holdings at May 31, 2018 (26.4% of Net Assets)		Percent
1	Apple, Inc.	2.8%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
2	Medtronic PLC	2.7%
	Develops therapeutic and dignostic medical products
3	LyondellBasell Industries NV	2.7%
	Plastics, chemicals and refining company
4	Public Service Enterprise Group, Inc.	2.6%
	Operator of a public electric and gas holding company
5	Home Depot, Inc.	2.6%
	Home improvement products retailer
6	Garmin Ltd.	2.6%
	Provides navigation, communications and information devices
7	Amgen, Inc.	2.6%
	Developer, manufacturer and marketer of human therapeutics
8	United Technologies Corp.	2.6%
	Manufacturer of aerospace equipment, climate control systems and elevators
9	Eli Lilly & Co.	2.6%
	Producer of pharmaceuticals
10	Wells Fargo & Co.	2.6%
	Diversified financial services company

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 41 for contact information.

DWS CROCI® Equity Dividend Fund	|	9

Investment Portfolio	as of May 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 99.5%
Consumer Discretionary 7.8%
Distributors 2.5%
Genuine Parts Co.	289,509	26,284,522
Household Durables 2.6%
Garmin Ltd.	449,131	26,988,282
Specialty Retail 2.7%
Home Depot, Inc.	146,739	27,374,160

Consumer Staples 24.4%
Beverages 5.0%
Coca-Cola Co.	607,475	26,121,425
PepsiCo, Inc.	252,545	25,317,636

		51,439,061
Food & Staples Retailing 4.7%
Walgreens Boots Alliance, Inc.	393,692	24,562,444
Walmart, Inc.	295,460	24,387,268

		48,949,712
Food Products 4.7%
The Hershey Co.	275,139	24,773,516
The JM Smucker Co.	224,741	24,159,657

		48,933,173
Household Products 7.5%
Clorox Co.	219,167	26,481,949
Kimberly-Clark Corp.	251,413	25,355,001
Procter & Gamble Co.	355,358	26,001,545

		77,838,495
Tobacco 2.5%
Altria Group, Inc.	463,866	25,855,891

Financials 7.4%
Banks
BB&T Corp.	480,181	25,209,502
JPMorgan Chase & Co.	235,489	25,199,678
Wells Fargo & Co.	492,933	26,613,453

		77,022,633
Health Care 20.0%
Biotechnology 4.9%
Amgen, Inc.	149,502	26,853,549
Gilead Sciences, Inc.	352,590	23,764,566

		50,618,115

The accompanying notes are an integral part of the financial statements.

10	|	DWS CROCI® Equity Dividend Fund

	Shares	Value ($)
Health Care Equipment & Supplies 2.7%
Medtronic PLC	328,193	28,329,620
Pharmaceuticals 12.4%
Bristol-Myers Squibb Co.	504,152	26,528,478
Eli Lilly & Co.	315,242	26,808,180
Johnson & Johnson	204,425	24,453,319
Merck & Co., Inc.	433,802	25,824,233
Pfizer, Inc.	702,396	25,237,088

		128,851,298

Industrials 17.1%
Aerospace & Defense 7.5%
Lockheed Martin Corp.	79,772	25,091,485
Raytheon Co.	122,079	25,575,550
United Technologies Corp.	214,824	26,814,332

		77,481,367
Commercial Services & Supplies 2.5%
Waste Management, Inc.	316,868	26,208,152
Electrical Equipment 2.5%
Eaton Corp. PLC	340,448	26,071,508
Machinery 4.6%
Cummins, Inc.	159,857	22,762,038
Illinois Tool Works, Inc.	172,592	24,801,471

		47,563,509

Information Technology 5.2%
IT Services 2.4%
International Business Machines Corp.	178,317	25,197,975
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	157,785	29,485,283

Materials 5.1%
Chemicals
Eastman Chemical Co.	246,442	25,706,365
LyondellBasell Industries NV “A”	245,715	27,549,566

		53,255,931

Utilities 12.5%
Electric Utilities 4.9%
Eversource Energy	434,240	24,786,419
NextEra Energy, Inc.	159,334	26,419,171

		51,205,590
Multi-Utilities 7.6%
DTE Energy Co.	247,554	25,356,956
Public Service Enterprise Group, Inc.	516,774	27,378,686
WEC Energy Group, Inc.	411,458	25,983,573

		78,719,215
Total Common Stocks (Cost $969,569,918)		1,033,673,492

The accompanying notes are an integral part of the financial statements.

DWS CROCI® Equity Dividend Fund	|	11

	Shares	Value ($)

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 1.78% (a) (Cost $2,893,793)	2,893,793	2,893,793

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $972,463,711)	99.8	1,036,567,285
Other Assets and Liabilities, Net	0.2	1,631,513

Net Assets	100.0	1,038,198,798

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 are as follows:

Value ($) at 11/30/2017	Purchases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (a) (b)
—	—	—	—	—	3,335	—	—	—
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 1.78% (a)
3,633,610	66,868,701	67,608,518	—	—	43,010	—	2,893,793	2,893,793
3,633,610	66,868,701	67,608,518	—	—	46,345	—	2,893,793	2,893,793

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Purchases and sales not shown for securities lending collateral.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$1,033,673,492	$—	$—	$1,033,673,492
Short-Term Investments	2,893,793	—	—	2,893,793
Total	$1,036,567,285	$—	$—	$1,036,567,285

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

12	|	DWS CROCI® Equity Dividend Fund

Statement of Assets and Liabilities

As of May 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $969,569,918)	$1,033,673,492
Investment in DWS Central Cash Management Government Fund (cost $2,893,793)	2,893,793
Foreign currency, at value (cost $62)	53
Receivable for Fund shares sold	137,481
Dividends receivable	3,442,925
Interest receivable	7,899
Other assets	56,575
Total assets	1,040,212,218

Liabilities
Payable for Fund shares redeemed	439,184
Accrued management fee	521,133
Accrued Directors’ fees	10,571
Other accrued expenses and payables	1,042,532
Total liabilities	2,013,420
Net assets, at value	$1,038,198,798

Net Assets Consist of
Undistributed net investment income	14,648,089
Net unrealized appreciation (depreciation) on:
Investments	64,103,574
Foreign currency	(9)
Accumulated net realized gain (loss)	74,829,656
Paid-in capital	884,617,488
Net assets, at value	$1,038,198,798

The accompanying notes are an integral part of the financial statements.

DWS CROCI® Equity Dividend Fund	|	13

Statement of Assets and Liabilities As of May 31, 2018 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($834,451,953 ÷ 14,913,349 shares of capital stock outstanding, $.01 par value, 560,000,000 shares authorized)	$55.95
Maximum offering price per share (100 ÷ 94.25 of $55.95)	$59.36
Class T
Net Asset Value and redemption price per share ($10,692 ÷ 191.06 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$55.96
Maximum offering price per share (100 ÷ 97.50 of $55.96)	$57.39
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($111,864,154 ÷ 2,006,888 shares of capital stock outstanding, $.01 par value, 140,000,000 shares authorized)	$55.74
Class R
Net Asset Value, offering and redemption price per share ($1,625,650 ÷ 29,128 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$55.81
Class R6
Net Asset Value, offering and redemption price per share ($1,020,235 ÷ 18,210 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$56.03
Class S
Net Asset Value, offering and redemption price per share ($54,425,195 ÷ 972,367 shares of capital stock outstanding, $.01 par value, 150,000,000 shares authorized)	$55.97
Institutional Class
Net Asset Value, offering and redemption price per share ($34,800,919 ÷ 621,527 shares of capital stock outstanding, $.01 par value, 240,000,000 shares authorized)	$55.99

The accompanying notes are an integral part of the financial statements.

14	|	DWS CROCI® Equity Dividend Fund

Statement of Operations

For the six months ended May 31, 2018 (Unaudited)

Investment Income
Income:
Dividends	$15,204,770
Income distributions — DWS Central Cash Management Government Fund	43,010
Securities lending income, net of borrower rebates	3,335
Total income	15,251,115
Expenses:
Management fee	3,317,755
Services to shareholders	865,437
Distribution and service fees	1,655,831
Custodian fee	6,370
Professional fees	54,964
Reports to shareholders	54,600
Registration fees	51,324
Directors’ fees and expenses	30,212
Other	23,660
Total expenses before expense reductions	6,060,153
Expense reductions	(10,423)
Total expenses after expense reductions	6,049,730
Net investment income	9,201,385

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	74,881,416
Change in net unrealized appreciation (depreciation) on investments	(104,447,249)
Net gain (loss)	(29,565,833)
Net increase (decrease) in net assets resulting from operations	$(20,364,448)

The accompanying notes are an integral part of the financial statements.

DWS CROCI® Equity Dividend Fund	|	15

Statements of Changes in Net Assets

	Six Months Ended May 31, 2018	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2017
Operations:
Net investment income (loss)	9,201,385	$19,032,720
Net realized gain (loss)	74,881,416	101,488,084
Change in net unrealized appreciation (depreciation)	(104,447,249)	87,263,706
Net increase (decrease) in net assets resulting from operations	(20,364,448)	207,784,510
Distributions to shareholders from:
Net investment income:
Class A	(7,565,820)	(15,567,026)
Class T	(93)	(90)*
Class C	(573,489)	(1,314,701)
Class R	(13,389)	(31,600)
Class R6	(6,564)	(3,491)
Class S	(582,193)	(1,061,673)
Institutional Class	(364,028)	(671,271)
Total distributions	(9,105,576)	(18,649,852)
Fund share transactions:
Proceeds from shares sold	23,275,524	99,195,123
Reinvestment of distributions	8,583,694	17,595,853
Payments for shares redeemed	(98,223,655)	(225,598,605)
Net increase (decrease) in net assets from Fund share transactions	(66,364,437)	(108,807,629)
Increase (decrease) in net assets	(95,834,461)	80,327,029
Net assets at beginning of year	1,134,033,259	1,053,706,230
Net assets at end of period (including undistributed net investment income of $14,648,089 and $14,552,280, respectively)	$1,038,198,798	$1,134,033,259

*	For the period from June 5, 2017 (commencement of operations of Class T) to November 30, 2017.

The accompanying notes are an integral part of the financial statements.

16	|	DWS CROCI® Equity Dividend Fund

Financial Highlights

	Six Months Ended 5/31/18		Years Ended November 30,
Class A	(Unaudited)		2017	2016		2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$57.53		$48.38	$43.59		$46.79	$42.20		$34.83
Income (loss) from investment operations:
Net investment income[a]	.50		.95	.91		.79	.90		.75
Net realized and unrealized gain (loss)	(1.59)		9.13	4.76		(3.02)	4.50		7.59
Total from investment operations	(1.09)		10.08	5.67		(2.23)	5.40		8.34
Less distributions from:
Net investment income	(.49)		(.93)	(.88)		(.97)	(.81)		(.97)
Net asset value, end of period	$55.95		$57.53	$48.38		$43.59	$46.79		$42.20
Total Return (%)[b]	(1.91	)**	21.04	13.17	[c]	(4.79)[c]	12.94	[c]	24.36	[c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	834		910	847		829	1,007		1,013
Ratio of expenses before expense reductions (%)	1.04	*	1.03	1.17		1.16	1.17		1.18
Ratio of expenses after expense reductions (%)	1.04	*	1.03	1.07		1.11	1.09		1.17
Ratio of net investment income (%)	1.74	*	1.82	2.01		1.74	2.03		1.96
Portfolio turnover rate (%)	36	**	58	55		64	132		75

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS CROCI® Equity Dividend Fund	|	17

	Six Months Ended 5/31/18		Period Ended
Class T	(Unaudited)		11/30/17[a]

Selected Per Share Data
Net asset value, beginning of period	$57.52		$53.26
Income (loss) from investment operations:
Net investment income[b]	.51		.48
Net realized and unrealized gain (loss)	(1.58)		4.26
Total from investment operations	(1.07)		4.74
Less distributions from:
Net investment income	(.49)		(.48)
Net asset value, end of period	$55.96		$57.52
Total Return (%)[c]	(1.87	)**	8.96	d**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11		11
Ratio of expenses before expense reductions (%)	1.00	*	1.15	*
Ratio of expenses after expense reductions (%)	1.00	*	1.04	*
Ratio of net investment income (%)	1.78	*	1.80	*
Portfolio turnover rate (%)	36	**	58	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to November 30, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

18	|	DWS CROCI® Equity Dividend Fund

	Six Months Ended 5/31/18		Years Ended November 30,
Class C	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$57.31		$48.20	$43.42	$46.61	$42.03	$34.70
Income (loss) from investment operations:
Net investment income[a]	.28		.55	.57	.45	.56	.46
Net realized and unrealized gain (loss)	(1.58)		9.09	4.75	(3.01)	4.49	7.56
Total from investment operations	(1.30)		9.64	5.32	(2.56)	5.05	8.02
Less distributions from:
Net investment income	(.27)		(.53)	(.54)	(.63)	(.47)	(.69)
Net asset value, end of period	$55.74		$57.31	$48.20	$43.42	$46.61	$42.03
Total Return (%)[b,c]	(2.27	)**	20.13	12.34	(5.51)	12.10	23.39

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112		124	132	132	158	158
Ratio of expenses before expense reductions (%)	1.82	*	1.81	1.93	1.92	1.93	1.96
Ratio of expenses after expense reductions (%)	1.81	*	1.79	1.82	1.86	1.84	1.94
Ratio of net investment income (%)	.97	*	1.05	1.26	.99	1.29	1.19
Portfolio turnover rate (%)	36	**	58	55	64	132	75

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS CROCI® Equity Dividend Fund	|	19

	Six Months Ended 5/31/18		Years Ended November 30,
Class R	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$57.39		$48.26	$43.48	$46.67	$42.09	$34.73
Income (loss) from investment operations:
Net investment income[a]	.42		.81	.79	.67	.73	.66
Net realized and unrealized gain (loss)	(1.58)		9.12	4.75	(3.00)	4.55	7.57
Total from investment operations	(1.16)		9.93	5.54	(2.33)	5.28	8.23
Less distributions from:
Net investment income	(.42)		(.80)	(.76)	(.86)	(.70)	(.87)
Net asset value, end of period	$55.81		$57.39	$48.26	$43.48	$46.67	$42.09
Total Return (%)[b]	(2.04	)**	20.75	12.89	(5.03)	12.67	24.06

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	3	3	4	5
Ratio of expenses before expense reductions (%)	1.47	*	1.46	1.52	1.56	1.54	1.53
Ratio of expenses after expense reductions (%)	1.31	*	1.29	1.32	1.36	1.34	1.42
Ratio of net investment income (%)	1.46	*	1.54	1.77	1.49	1.66	1.71
Portfolio turnover rate (%)	36	**	58	55	64	132	75

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

20	|	DWS CROCI® Equity Dividend Fund

	Six Months Ended 5/31/18		Years Ended November 30,			Period Ended
Class R6	(Unaudited)		2017	2016		11/30/15[a]

Selected Per Share Data
Net asset value, beginning of period	$57.60		$48.40	$43.62		$48.04
Income (loss) from investment operations:
Net investment income[b]	.64		1.15	1.46		.73
Net realized and unrealized gain (loss)	(1.62)		9.13	4.32		(4.31)
Total from investment operations	(.98)		10.28	5.78		(3.58)
Less distributions from:
Net investment income	(.59)		(1.08)	(1.00)		(.84)
Net asset value, end of period	$56.03		$57.60	$48.40		$43.62
Total Return (%)	(1.72	)*	21.49	13.43	[c]	(7.48	)c**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1,020		177	152		9
Ratio of expenses before expense reductions (%)	.66	*	.68	.84		1.18	*
Ratio of expenses after expense reductions (%)	.66	*	.68	.80		.85	*
Ratio of net investment income (%)	2.26	*	2.19	3.12		2.14	*
Portfolio turnover rate (%)	36	**	58	55		64	[d]

[a]	For the period from March 2, 2015 (commencement of operations) to November 30, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2015.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS CROCI® Equity Dividend Fund	|	21

	Six Months Ended 5/31/18		Years Ended November 30,
Class S	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$57.55		$48.39	$43.60	$46.80	$42.21	$34.84
Income (loss) from investment operations:
Net investment income[a]	.57		1.09	1.04	.88	1.12	.84
Net realized and unrealized gain (loss)	(1.59)		9.13	4.74	(3.00)	4.38	7.59
Total from investment operations	(1.02)		10.22	5.78	(2.12)	5.50	8.43
Less distributions from:
Net investment income	(.56)		(1.06)	(.99)	(1.08)	(.91)	(1.06)
Net asset value, end of period	$55.97		$57.55	$48.39	$43.60	$46.80	$42.21
Total Return (%)[b]	(1.78	)**	21.36	13.45	(4.55)	13.21	24.65

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54		61	43	28	44	27
Ratio of expenses before expense reductions (%)	.80	*	.80	.95	.94	.92	.95
Ratio of expenses after expense reductions (%)	.80	*	.79	.82	.86	.84	.94
Ratio of net investment income (%)	1.98	*	2.06	2.28	1.95	2.55	2.19
Portfolio turnover rate (%)	36	**	58	55	64	132	75

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

22	|	DWS CROCI® Equity Dividend Fund

	Six Months Ended 5/31/18		Years Ended November 30,
Institutional Class	(Unaudited)		2017	2016		2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$57.57		$48.40	$43.61		$46.81	$42.25		$34.89
Income (loss) from investment operations:
Net investment income[a]	.58		1.09	1.03		.94	1.06		.88
Net realized and unrealized gain (loss)	(1.60)		9.14	4.75		(3.06)	4.45		7.59
Total from investment operations	(1.02)		10.23	5.78		(2.12)	5.51		8.47
Less distributions from:
Net investment income	(.56)		(1.06)	(.99)		(1.08)	(.95)		(1.11)
Net asset value, end of period	$55.99		$57.57	$48.40		$43.61	$46.81		$42.25
Total Return (%)	(1.78	)**	21.38	13.45	[b]	(4.55)[b]	13.20	[b]	24.76	[b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35		38	30		25	22		17
Ratio of expenses before expense reductions (%)	.77	*	.78	.91		.89	.89		.86
Ratio of expenses after expense reductions (%)	.77	*	.78	.82		.86	.84		.86
Ratio of net investment income (%)	2.01	*	2.08	2.28		2.07	2.41		2.30
Portfolio turnover rate (%)	36	**	58	55		64	132		75

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS CROCI® Equity Dividend Fund	|	23

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS CROCI® Equity Dividend Fund (formerly Deutsche CROCI® Equity Dividend Fund) (the “Fund”) is a diversified series of Deutsche DWS Value Series, Inc. (formerly Deutsche Value Series, Inc.) (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

24	|	DWS CROCI® Equity Dividend Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

DWS CROCI® Equity Dividend Fund	|	25

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended May 31, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of May 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that

26	|	DWS CROCI® Equity Dividend Fund

the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2018, the Fund had no securities on loan.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At November 30, 2017, the aggregate cost of investments for federal income tax purposes was $964,120,634. The net unrealized appreciation for all investments based on tax cost was $168,499,063. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $188,811,247 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $20,312,184.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

DWS CROCI® Equity Dividend Fund	|	27

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended May 31, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $391,843,802 and $457,000,512, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement.

Pursuant to the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	.63%
Next $750 million of such net assets	.60%
Next $1.5 billion of such net assets	.58%
Next $2.5 billion of such net assets	.56%
Next $2.5 billion of such net assets	.53%
Next $2.5 billion of such net assets	.52%
Next $2.5 billion of such net assets	.51%
Over $12.5 billion of such net assets	.50%

28	|	DWS CROCI® Equity Dividend Fund

Accordingly, for the six months ended May 31, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.61% of the Fund’s average daily net assets.

For the period from December 1, 2017 through March 15, 2018, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.04%
Class T	1.04%
Class C	1.79%
Class R	1.29%
Class R6	.79%
Class S	.79%
Institutional Class	.79%

Effective March 16, 2018 through September 30, 2018 and February 28, 2019 for Class T and R6 shares, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.09%
Class T	1.09%
Class C	1.84%
Class R	1.34%
Class R6	.84%
Class S	.84%
Institutional Class	.84%

For the six months ended May 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class C	$8,982
Class R	1,424
Class S	17
$10,423

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement

DWS CROCI® Equity Dividend Fund	|	29

between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at May 31, 2018
Class A	$186,732	$121,320
Class T	11	8
Class C	14,924	9,222
Class R	182	182
Class R6	16	—
Class S	5,278	3,982
Institutional Class	910	400
	$208,053	$135,114

Pursuant to a fund accounting agreement, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. The Fund paid no fee to DIMA for fund accounting and record-keeping services provided under the fund accounting agreement during the period.

Distribution and Service Fees. Under the Fund’s Class C and Class R 12b-1 Plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares and 0.25% of average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Service Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares, respectively. For the six months ended May 31, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at May 31, 2018
Class C	$446,656	$71,744
Class R	2,200	345
	$448,856	$72,089

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

30	|	DWS CROCI® Equity Dividend Fund

accounts the firms service. For the six months ended May 31, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at May 31, 2018	Annualized Rate
Class A	$1,057,212	$347,574	.24%
Class T	8	8	.15%
Class C	147,715	46,892	.25%
Class R	2,040	719	.23%
	$1,206,975	$395,193

Underwriting and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid by shareholders in connection with the distribution of Class A shares for the six months ended May 31, 2018 aggregated $18,880.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended May 31, 2018, the CDSC for Class C shares aggregated $1,619. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended May 31, 2018, DDI received $382 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing pre-press and certain regulatory filing services to the Fund. For the six months ended May 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $8,736, of which $5,226 is unpaid.

Directors’ Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money

DWS CROCI® Equity Dividend Fund	|	31

market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended May 31, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $251.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2018.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended May 31, 2018		Year Ended November 30, 2017
	Shares	Dollars	Shares		Dollars

Shares sold
Class A	180,509	$10,398,180	999,255		$52,289,451
Class T	—	—	187.94	*	10,011	*
Class C	32,715	1,890,138	99,066		5,111,006
Class R	925	52,895	8,362		434,302
Class R6	15,040	882,075	393		20,603
Class S	100,992	5,800,815	525,435		27,467,211
Institutional Class	74,508	4,251,421	263,055		13,862,539
		$23,275,524			$99,195,123

32	|	DWS CROCI® Equity Dividend Fund

	Six Months Ended May 31, 2018		Year Ended November 30, 2017
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class A	125,389	$7,124,630	282,530	$14,738,587
Class T	2	93	1.67 *	90 *
Class C	9,888	559,935	23,433	1,218,000
Class R	232	13,190	610	31,600
Class R6	117	6,564	66.73	3,491
Class S	10,140	576,179	20,077	1,050,920
Institutional Class	5,333	303,103	10,587	553,165
		$8,583,694		$17,595,853

Shares redeemed
Class A	(1,204,985)	$(69,100,045)	(2,968,686)	$(155,671,801)
Class T	—	—	(.18 )*	(10)*
Class C	(195,033)	(11,171,397)	(694,069)	(36,356,092)
Class R	(7,871)	(463,197)	(26,839)	(1,388,711)
Class R6	(19)	(1,059)	(534)	(29,344)
Class S	(190,815)	(10,919,881)	(378,566)	(19,751,410)
Institutional Class	(114,908)	(6,568,076)	(236,332)	(12,401,237)
		$(98,223,655)		$(225,598,605)

Net increase (decrease)
Class A	(899,087)	$(51,577,235)	(1,686,901)	$(88,643,763)
Class T	2	93	189.43 *	10,091 *
Class C	(152,430)	(8,721,324)	(571,570)	(30,027,086)
Class R	(6,714)	(397,112)	(17,867)	(922,809)
Class R6	15,138	887,580	(74.27)	(5,250)
Class S	(79,683)	(4,542,887)	166,946	8,766,721
Institutional Class	(35,067)	(2,013,552)	37,310	2,014,467
		$(66,364,437)		$(108,807,629)

*	For the period from June 5, 2017 (commencement of operations of Class T) to November 30, 2017.

F. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche CROCI® Equity Dividend Fund was renamed DWS CROCI® Equity Dividend Fund.

DWS CROCI® Equity Dividend Fund	|	33

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class C, R and S shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2017 to May 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

34	|	DWS CROCI® Equity Dividend Fund

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/18	$980.90	$981.30	$977.30	$979.60	$982.80	$982.20	$982.20
Expenses Paid per $1,000*	$5.14	$4.94	$8.92	$6.47	$3.26	$3.95	$3.81

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/18	$1,019.75	$1,019.95	$1,015.91	$1,018.40	$1,021.64	$1,020.94	$1,021.09
Expenses Paid per $1,000*	$5.24	$5.04	$9.10	$6.59	$3.33	$4.03	$3.88

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
DWS CROCI® Equity Dividend Fund	1.04%	1.00%	1.81%	1.31%	.66%	.80%	.77%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS CROCI® Equity Dividend Fund	|	35

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors (hereinafter referred to as the “Board” or “Directors”) approved the renewal of Deutsche CROCI® Equity Dividend Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

36	|	DWS CROCI® Equity Dividend Fund

Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 1st quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2016.

DWS CROCI® Equity Dividend Fund	|	37

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board considered that, effective December 1, 2016, DIMA agreed to reduce the Fund’s contractual management fee rate by 0.12% at all breakpoint levels. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages Deutsche Europe funds comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to Deutsche Funds as compared to Deutsche Europe funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received

38	|	DWS CROCI® Equity Dividend Fund

information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

DWS CROCI® Equity Dividend Fund	|	39

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

40	|	DWS CROCI® Equity Dividend Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS CROCI® Equity Dividend Fund	|	41

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and it predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	KDHAX	KDHUX	KDHCX	KDHSX	KDHIX
CUSIP Number	25159G 811	25159G 688	25159G 746	25159G 761	25159G 779
Fund Number	087	1704	387	2387	539

For shareholders of Class R and R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account asset at

https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R		Class R6
Nasdaq Symbol	KDHRX		KDHTX
CUSIP Number	25159G 753		25159G 696
Fund Number	1506		1602

42	|	DWS CROCI® Equity Dividend Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS CROCI® Equity Dividend Fund	|	43

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

—  open an account

—  give us your contact information

—  provide bank account information for ACH or wire transactions

—  tell us where to send money

—  seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates’ everyday business purposes

— information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

44	|	DWS CROCI® Equity Dividend Fund

DCEDF-3

(R-027915-7 7/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS CROCI® Equity Dividend Fund, a series of Deutsche DWS Value Series, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/30/2018